Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Other current financial assets.
Schedule of other current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 12)	424	584
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)	—	320
Deferred day one loss related to debt component of the convertible notes and warrants issued to Kreos in 2021	—	325
Short term deposits	12,500	—
Total other current financial assets	12,924	1,229